                                 MORGAN STANLEY
                          EMERGING MARKETS FUND, INC.

---------------------------------------------

OFFICERS AND DIRECTORS

Barton M. Biggs              William G. Morton, Jr.
CHAIRMAN OF THE BOARD        DIRECTOR
OF DIRECTORS                 James W. Grisham
Frederick B. Whittemore      VICE PRESIDENT
VICE-CHAIRMAN OF THE BOARD   Michael F. Klein
OF DIRECTORS                 VICE PRESIDENT
Warren J. Olsen              Harold J. Schaaff, Jr.
PRESIDENT AND DIRECTOR       VICE PRESIDENT
Peter J. Chase               Joseph P. Stadler
DIRECTOR                     VICE PRESIDENT
John W. Croghan              Valerie Y. Lewis
DIRECTOR                     SECRETARY
David B. Gill                James R. Rooney
DIRECTOR                     TREASURER
Graham E. Jones              Belinda A. Brady
DIRECTOR                     ASSISTANT TREASURER
John A. Levin
DIRECTOR

---------------------------------------------
INVESTMENT ADVISER

Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
--------------------------------------------------------
ADMINISTRATOR

The Chase Manhattan Bank
73 Tremont Street
Boston, Massachusetts 02108
--------------------------------------------------------
CUSTODIANS

Morgan Stanley Trust Company
One Pierrepont Plaza
Brooklyn, New York 11201

The Chase Manhattan Bank
770 Broadway
New York, New York 10003
--------------------------------------------------------
SHAREHOLDER SERVICING AGENT

Boston Equiserve
Investor Relations Department
P.O. Box 644
Boston, Massachusetts 02102-0644
(617) 575-3120
--------------------------------------------------------
LEGAL COUNSEL

Rogers & Wells
200 Park Avenue
New York, New York 10166
--------------------------------------------------------
INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

--------------------------------------------------------
For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726.

----------------------------------------------------------

                                 MORGAN STANLEY
                                EMERGING MARKETS
                                   FUND, INC.
                                ---------------

                              THIRD QUARTER REPORT
                               SEPTEMBER 30, 1996
                      MORGAN STANLEY ASSET MANAGEMENT INC.
                               INVESTMENT ADVISER

LETTER TO SHAREHOLDERS
--------

For the nine months ended September 30, 1996, the Morgan Stanley Emerging Markets Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of 15.20% compared with 9.71% for the IFC Global Total Return Composite Index. For the period from commencement of operations on November 1, 1991 through September 30, 1996 the Fund's total return, based on net asset value per share, was 112.40% compared with 65.99% for the Index. On September 30, 1996, the closing price of the Fund's shares on the New York Stock Exchange was $15.75, representing a 5.5% discount to the Fund's net asset value per share.

After a strong rebound in the first half of 1996, the emerging markets declined during the third quarter. The correction came primarily in July as the emerging markets fell in synchrony with the U.S. market, while August and September continued the year's upward trend. The Fund had a total return, based on net asset value per share, of -4.47% for the three months ended September 30, 1996 compared with -3.61% for the Morgan Stanley Capital International EMF Index.

Both major themes which negatively influenced the emerging markets during the quarter were proven to be exaggerated. First, the anticipation of a rise in U.S. interest rates to cool a U.S. economy reputedly growing too fast and second, the slowdown in Asian exports. The U.S. economy wasn't as strong as had been feared, and sentiment improved significantly in September when the U.S. Federal Reserve left interest rates unchanged. After 18 months of strong export momentum in the emerging markets, there have been signs of a slowdown. While Latin America and India have been affected to some extent, Asia, with its large electronics export quotient, has seen the sharpest down-turn. A fall in semi-conductor prices was an important factor, but recently there have been signs of a recovery in demand for electronic components.

Over the year-to-date, Latin American markets have risen 16.2%, leaving their Asian counterparts lagging with only 3.9% appreciation overall although as the table below illustrates, the performance differential among the Asian markets has been wide. Taiwan is the best performer in the region with a gain of 33% this year, based on a recovery from pre-election tension with mainland China. South Korea, on the other hand, is now at the bottom of the Asian league, as anxiety about declining electronics export volumes and prices, competition from the weaker yen, and the slowing Korean economy have depressed the stock market. Even the moves by the government to increase the level of allowable foreign investment have not helped. We believe that the pessimism is overdone, Korea is set to join the OECD and the stockmarket should pick up from here.

                  YEAR-TO-DATE CHANGE*
Taiwan                                             33.6%
Malaysia                                           16.2%
Hong Kong                                          15.8%
Indonesia                                          13.2%
Philippines                                        12.1%
India                                               2.3%
Thailand                                          -15.0%
Korea                                             -23.3%

--------------------------
*The Morgan Stanley Capital International EMF Index to September 1996.

Hong Kong rose 4.4% over the quarter ended September 30, 1996. With the hand-over of sovereignty from Britain becoming a reality in mid-1997 and the deeper integration of Hong Kong into the nearby Guandong economy, Hong Kong is now a China-play at last. The outlook for economic growth going forward is improving as Beijing eases monetary policy. In addition, the property market has definitely bottomed out. While there may not be unlimited upside in property assets, there is still likely demand from smaller mainland Chinese companies which have yet to establish foot-holds in Hong Kong. The situation is very different from early 1994 when U.S. interest rates were on an upward trend and the property bubble had yet to burst. When mortgages eventually become freely available in China, there is huge potential for property companies and banks in the supply and financing of low cost housing units.

Thailand, where our allocation is below the benchmark weighting, has now hit its lowest level in three years. To protect the currency, the Baht, interest rates have been kept at a high level depressing economic growth. While new construction has definitely slowed, over-investment in property is hitting the smaller finance companies and builders. Additionally, the stock market -- which is dominated by banks and finance companies -- has been affected by the prospect of higher U.S. interest rates and falling domestic profitability. The local investor has completely lost faith in equities. The situation is not being helped by the lack of political leadership. Prime Minister Banharn resigned and called an election for mid-November. Thailand needs strong political leadership to improve the technical competence of the workforce in order to enable the country to move up the value-added curve. Presently, much of the country's exports are textiles and footwear, which face competition from cheaper manufacturing centers in countries such as Vietnam. The situation is not hopeless, however. Thailand runs a fiscal surplus, has a savings rate in excess of 30% and is well placed geographically to act as a manufacturing center. General Motors, for example, announced a major investment project in Thailand, which should boost local auto parts suppliers. At some point, Thailand will be a buy.

India, one of the Fund's largest weightings, had a relatively poor quarter. The domestic Indian investor has been largely absent from the market all year and foreign investors reacted negatively to the July budget, which imposed a minimum corporate tax, and thus lowered earnings of many Indian companies. India lost almost 18% over the quarter.

Russian equities have fallen 14% over the last three months mainly on concerns over the newly re-elected President Yeltsin's health. Even two years ago, such details would never have been made public. Today an encouraging openness exists, but such transparency inevitably causes stock market jitters. Several visits to Russia have convinced us that the reform process is gradually being institutionalized and cannot be reversed, and that Russia has values available nowhere else in our emerging market universe. During the quarter, Russia received a sovereign rating for external debt of BB-, a higher level than anticipated, and the Gazprom issue has recently been successfully placed. Year-to-date, Russia remains up 97%.

Finally, the two largest Latin American stockmarkets, Brazil and Mexico, produced positive returns for the quarter. Argentina, where the Fund is modestly underweight, fell 7.5% over the last three months as the country was rocked by the departure of the popular economics minister Domingo Cavallo. Brazil advanced 2.3% as inflation continued to descend and second quarter profits were in line. The most notable exception to earnings expectations, however, was Telebras, the Fund's largest holding, which announced spectacular results, more than doubling its earnings. Mexico rose 1.9%. There are clear signs of recovery in the Mexican economy and exports have surged 20% in dollar terms.

The Fund will remain fully invested and we are optimistic about the prospects for the emerging markets.

Sincerely,

           [SIGNATURE]
Warren J. Olsen
PRESIDENT AND DIRECTOR

           [SIGNATURE]
Madhav Dhar
PORTFOLIO MANAGER

      [SIGNATURE]
Marianne L. Hay
PORTFOLIO MANAGER

October 28, 1996

Morgan Stanley Emerging Markets Fund, Inc.
Investment Summary as of September 30, 1996
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

HISTORICAL
INFORMATION (UNAUDITED)
                                                     TOTAL RETURN (%)
                   -------------------------------------------------------------------------------------

                        MARKET VALUE (1)                 NET ASSET VALUE (2)             INDEX (1)(3)
                   ---------------------------       ---------------------------       -----------------
                                     AVERAGE                           AVERAGE                   AVERAGE
                   CUMULATIVE         ANNUAL         CUMULATIVE         ANNUAL         CUMULATIVE ANNUAL
                   ---------------------------       ---------------------------       -----------------
FISCAL YEAR TO
 DATE                3.15%            --              15.20%            --               9.71%     --
ONE YEAR             4.70+            4.70%+           6.17+            6.17%+           6.39      6.39%
SINCE INCEPTION*   100.68+           15.22+          112.40+           16.55+           65.99     10.85

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
--------------------------------------------------------------------------------
RETURNS AND PER SHARE INFORMATION

A BAR CHART REFLECTING THE DATA BELOW IS REFLECTED HERE.

                                                                                      NINE MONTHS ENDED
 YEARS ENDED DECEMBER 31:                                                             SEPTEMBER 30,1996
                               1991*      1992       1993       1994        1995         (UNAUDITED)
Net Asset Value Per Share      $ 14.71    $ 16.74    $ 28.20    $ 20.30     $ 14.69               $ 16.67
Market Value Per Share          $14.25     $18.13     $31.63     $21.50      $15.50                $15.75
Premium/(Discount)               -3.1%       8.3%      12.2%       5.9%        5.5%                 -5.5%
Income Dividends                 $0.04      $0.01          -          -           -                     -
Capital Gains Distributions          -      $0.01      $1.49      $6.50       $1.29                 $0.25
Fund Total Return (2)            4.61%     13.94%    95.22%+     -5.33%    -16.30%+                15.20%
Index Total Return (1)(3)**      3.25%      0.33%     67.52%     -0.51%     -12.34%                 9.71%

(1) Assumes dividends and distributions, if any, were reinvested.
(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. This return does not include the effect of dilution in connection with the Rights Offering. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
(3) The IFC Global Total Return Composite Index is an unmanaged index of common stocks and includes developing countries in Latin America, East and South Asia, Europe, the Middle East and Africa.

 * The Fund commenced operations on November 1, 1991.
 ** Unaudited.
 + Adjusted for Rights Offering.

Morgan Stanley Emerging Markets Fund, Inc.
Portfolio Summary as of September 30, 1996 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PORTFOLIO INVESTMENTS DIVERSIFICATION

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Equity Securities            95.5%
Short-Term Investments        3.8%
Debt Securities               0.7%

--------------------------------------------------------------------------------

SECTORS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Banking                            16.0%
Beverages                           5.7%
Chemicals                           4.2%
Energy Equipment & Services         4.1%
Energy Sources                      4.7%
Food & Household Products           3.8%
Multi-Industry                     10.3%
Real Estate                         3.9%
Telecommunications                 16.9%
Utilities-Electrical & Gas          3.1%
Other                              27.3%

--------------------------------------------------------------------------------

Morgan Stanley Emerging Markets Fund, Inc.
Portfolio Summary as of September 30, 1996 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

COUNTRY WEIGHTINGS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Brazil             12.7%
India              10.8%
Mexico             10.5%
Hong Kong           7.5%
Taiwan              6.3%
Russia              5.6%
Thailand            5.6%
Korea               5.0%
Indonesia           4.3%
South Africa        4.3%
Turkey              3.4%
Philippines         3.4%
Israel              3.0%
Pakistan            2.6%
Argentina           2.5%
Poland              1.4%
Greece              1.1%
Zimbabwe            1.1%
Egypt               1.0%
China               1.0%
Other               6.9%

--------------------------------------------------------------------------------

TEN LARGEST HOLDINGS*

                                            PERCENT
                                            OF
                                             NET
                                            ASSETS
                                            ------
       1.  Telebras                           5.1%
       2.  Bharat Heavy Electricals           4.1
       3.  Brahma                             1.9
       4.  G. Bancomer                        1.7
       5.  Telekomunikasi (Foreign)           1.7

                                            PERCENT
                                            OF
                                             NET
                                            ASSETS
                                            ------

       6.  FEMSA 'B'                          1.6%
       7.  Banco Bradesco (Preferred)         1.6
       8.  Cemex                              1.5
       9.  G. Televisa ADR                    1.5
      10.  State Bank of India Ltd.           1.5
                                            ------
                                             22.2%
                                            ------
                                            ------

--------------------------------------------------------------------------------

*Excludes short-term securities.

INVESTMENTS (UNAUDITED)
---------

SEPTEMBER 30, 1996

                                                                     VALUE
                                                   SHARES            (000)
---------------------------------------------------------
------------
COMMON STOCKS (96.4%)
(Unless otherwise noted)
---------------------------------------------------
----------
ARGENTINA (2.5%)
AUTOMOBILES
  CIADEA                                                1   U.S.$       --
                                                            --------------
BEVERAGES
  Quilmes Industrial S.A.                          97,340              937
                                                            --------------
ENERGY SOURCES
  YPF ADR                                          69,635            1,593
                                                            --------------
TELECOMMUNICATIONS
  Telecom Argentina S.A. ADR                       70,671            2,853
  Telefonica de Argentina S.A. ADR                169,320            4,212
                                                            --------------
                                                                     7,065
                                                            --------------
                                                                     9,595
                                                            --------------
---------------------------------------------------------
------------
BRAZIL (12.7%)
BANKING
  Banco Bradesco (Preferred)                  715,271,363            6,095
  Banco do Brasil (Rights)                     47,773,790               --
  Banco Nacional (Preferred)                   61,598,720                3
  Itaubanco (Preferred)                         8,733,500            3,623
                                                            --------------
                                                                     9,721
                                                            --------------
BEVERAGES
  Brahma (Preferred)                           11,628,209            7,232
  Brahma (Rights)                                 966,600               --
                                                            --------------
                                                                     7,232
                                                            --------------
ENERGY SOURCES
  Petrobras (Preferred)                        20,178,999            2,372
                                                            --------------
FOOD & HOUSEHOLD PRODUCTS
  Pao de Acucar GDR                                 2,720               52
  Pao de Acucar GDR 144A                           60,670            1,164
  Pao de Acucar (Preferred)                     6,460,000              125
                                                            --------------
                                                                     1,341
                                                            --------------
METALS -- STEEL
  Usiminas (Preferred)                        138,782,000              137
                                                            --------------
MULTI-INDUSTRY
  Itausa Investimentos Itau (Preferred)           413,000              324
                                                            --------------
TELECOMMUNICATIONS
  Telebras                                     50,853,000            3,307
  Telebras (Preferred)                        157,117,183           12,357
  Telebras (Preferred) ADR                         45,485            3,571
  Telesp                                        1,985,117              336
  Telesp (Preferred)                            2,266,535              435
                                                            --------------
                                                                    20,006
                                                            --------------
---------------------------------------------------------
------------

                                                                     VALUE
                                                   SHARES            (000)

---------------------------------------------------------
------------
UTILITIES -- ELECTRICAL & GAS
  Celesc GDS (Preferred)                            5,680   U.S.$      490
  Cemig ADR                                         7,525              225
  Cemig S.A. ADR 144A (Preferred)              30,288,867              905
  Eletrobras ADR                                   34,630              463
  Eletrobras 'B'                               11,713,078            3,086
  Eletrobras 'B' (Preferred)                    5,938,138            1,658
  Light                                         3,498,000              493
                                                            --------------
                                                                     7,320
                                                            --------------
                                                                    48,453
                                                            --------------
---------------------------------------------------------
------------
CHILE (0.3%)
FOOD & HOUSEHOLD PRODUCTS
  Santa Isabel S.A. ADR                            48,962            1,255
                                                            --------------
---------------------------------------------------------
------------
CHINA (1.0%)
CHEMICALS
  Jilin Chemical Industrial Co. ADR                19,400              279
  Shenzhen Yizheng Chemical Fibre Co.
   Ltd.                                         4,342,000            1,055
                                                            --------------
                                                                     1,334
                                                            --------------
ENERGY SOURCES
  Zhenhai Refining & Chemical Co. Ltd.
   'H'                                          2,129,000              578
                                                            --------------
PACKAGING & CONTAINERS
  China International Marine Containers
   Ltd. Co.                                     1,690,000            1,307
                                                            --------------
TRANSPORTATION -- ROAD & RAIL
  Guangshen Railway Co. Ltd.                      220,000               85
  Guangshen Railway Co. Ltd. ADR                   20,000              380
                                                            --------------
                                                                       465
                                                            --------------
                                                                     3,684
                                                            --------------
---------------------------------------------------------
------------
COLOMBIA (0.3%)
BANKING
  Banco de Colombia                             3,032,000            1,290
                                                            --------------
---------------------------------------------------------
------------
EGYPT (1.0%)
BANKING
  Commercial International Bank                     5,389              743
  Egypt American Bank                               3,789              106
                                                            --------------
                                                                       849
                                                            --------------
BUILDING MATERIALS & COMPONENTS
  Ameriyah Cement Co.                              35,900              604
  Helwan Portland Cement                           34,500              494
  Torah Portland Cement Co.                        37,150              656
                                                            --------------
                                                                     1,754
                                                            --------------
---------------------------------------------------------
------------

                                                                     VALUE
                                                   SHARES            (000)
---------------------------------------------------------
------------
EGYPT (CONTINUED)
FINANCIAL SERVICES
  Egyptian Finance & Industrial                    14,850   U.S.$      265
                                                            --------------
FOOD & HOUSEHOLD PRODUCTS
  North Cairo Flour Mills                           7,910              261
                                                            --------------
REAL ESTATE
  Madinet Nasr Housing & Development                3,500              149
                                                            --------------
TOBACCO
  Eastern Tobacco                                  47,790              654
                                                            --------------
                                                                     3,932
                                                            --------------
---------------------------------------------------------
------------
GREECE (1.1%)
BANKING
  Ergo Bank S.A.                                   25,000            1,441
                                                            --------------
BEVERAGES
  Hellenic Bottling Co. S.A.                       54,000            1,836
                                                            --------------
CONSTRUCTION & HOUSING
  Aegek                                            13,550               66
                                                            --------------
FOOD & HOUSEHOLD PRODUCTS
  Delta Dairy S.A.                                 68,210              792
                                                            --------------
                                                                     4,135
                                                            --------------
---------------------------------------------------------
------------
HONG KONG (7.5%)
FOOD & HOUSEHOLD PRODUCTS
  Tingyi (Cayman Island) Holding Co.            3,572,000              753
                                                            --------------
MULTI-INDUSTRY
  China Resources Enterprise Ltd.                 594,000              599
  Citic Pacific Ltd.                              854,000            3,865
  Hutchison Whampoa Ltd.                          748,000            5,030
  Swire Pacific Ltd. 'A'                          322,000            2,884
                                                            --------------
                                                                    12,378
                                                            --------------
REAL ESTATE
  Cheung Kong (Holdings) Ltd.                     644,000            4,955
  New World Development Co. Ltd.                  556,000            2,919
  Sun Hung Kai Properties Ltd.                    281,100            2,990
                                                            --------------
                                                                    10,864
                                                            --------------
TELECOMMUNICATIONS
  Asia Satellite Telcom Holdings Ltd.             355,000              939
  Hong Kong Telecom Ltd.                        1,121,200            2,030
                                                            --------------
                                                                     2,969
                                                            --------------
TRANSPORTATION -- SHIPPING
  Cosco Pacific Ltd.                            1,384,000            1,172
  Hong Kong Ferry Holdings                        116,000              205
                                                            --------------
                                                                     1,377
                                                            --------------
                                                                    28,341
                                                            --------------
---------------------------------------------------------
------------
                                                                     VALUE
                                                   SHARES            (000)

---------------------------------------------------------
------------
HUNGARY (0.2%)
CHEMICALS
  Pannonplast Rt.                                   5,835   U.S.$      195
  Tiszai Vegyi Kombinat Rt.                        34,500              307
                                                            --------------
                                                                       502
                                                            --------------
FOREST PRODUCTS & PAPER
  Cofinec S.A. GDR                                  4,900              135
                                                            --------------
                                                                       637
                                                            --------------
---------------------------------------------------------
------------
INDIA (10.8%)
AUTOMOBILES
  Apollo Tyres Ltd.                               123,750              399
  Hero Honda Ltd.                                 189,979            1,332
  MRF Ltd.                                          8,000              640
  Tata Engineering & Locomotive Ltd.              130,500            1,632
                                                            --------------
                                                                     4,003
                                                            --------------
BANKING
  Bank of Rajasthan -- New                        222,950              757
  State Bank of India Ltd.                        798,700            5,663
                                                            --------------
                                                                     6,420
                                                            --------------
BUILDING MATERIALS & COMPONENTS
  Associated Cement Co. Ltd.                        6,742              337
  Gujarat Ambuja Cements Ltd.                      96,000              792
                                                            --------------
                                                                     1,129
                                                            --------------
CHEMICALS
  Indian Petro Chemical Corp. Ltd.                351,300            1,096
  Reliance Industries Ltd.                          1,152                6
                                                            --------------
                                                                     1,102
                                                            --------------
ELECTRICAL COMPONENTS & INSTRUMENTS
  Modi Xerox Ltd.                                  99,550              321
                                                            --------------
ELECTRICAL & ELECTRONICS
  Asian Electronics Ltd.                           97,300              519
                                                            --------------
ENERGY EQUIPMENT & SERVICES
  Bharat Heavy Electricals Ltd.                 3,125,000           15,669
  Crompton Greaves Ltd.                               270                1
                                                            --------------
                                                                    15,670
                                                            --------------
FINANCIAL SERVICES
  Housing Development Finance Corp. Ltd.           49,220            3,174
                                                            --------------
HEALTH & PERSONAL CARE
  E. Merck (India) Ltd.                           182,000              817
  Nicholas Piramal India Ltd.                     225,000              672
                                                            --------------
                                                                     1,489
                                                            --------------
MACHINERY & ENGINEERING
  Bharat Forge Co. Ltd.                            48,433              141
  Bharat Forge Co. Ltd. -- New                     14,285               42
                                                            --------------
                                                                       183
                                                            --------------
---------------------------------------------------------
------------

                                                                     VALUE
                                                   SHARES            (000)
---------------------------------------------------------
------------
INDIA (CONTINUED)
MISCELLANEOUS MATERIALS & COMMODITIES
  Essel Packaging Ltd.                             71,950   U.S.$      262
                                                            --------------
MULTI-INDUSTRY
  @Morgan Stanley Growth Fund                   6,881,800            1,322
                                                            --------------
RECREATION & OTHER CONUMER GOODS
  Tube Investments of India Ltd.                  204,150              511
                                                            --------------
TELECOMMUNICATIONS
  Videsh Sanchar Nigam Ltd.                        62,600            1,791
                                                            --------------
TEXTILES & APPAREL
  Mahavir Spinning Mills Ltd.                       5,500               10
  Raymond Ltd.                                     81,150              509
                                                            --------------
                                                                       519
                                                            --------------
TOBACCO
  ITC Ltd.                                        209,800            1,767
                                                            --------------
TRANSPORTATION -- SHIPPING
  Great Eastern Shipping Ltd. 'A'                 779,446              771
                                                            --------------
UTILITIES -- ELECTRICAL & GAS
  Tata Power Co. Ltd.                                 100               --
                                                            --------------
                                                                    40,953
                                                            --------------
---------------------------------------------------------
------------
INDONESIA (4.3%)
BANKING
  Bank International Indonesia (Foreign)        1,111,500            1,627
                                                            --------------
CHEMICALS
  Sorini Corp. (Foreign)                          778,500              502
                                                            --------------
FOREST PRODUCTS & PAPER
  Barito Pacific Timber (Foreign)                 839,000              515
  Indah Kiat Pulp & Paper (Foreign)             2,302,630            1,759
                                                            --------------
                                                                     2,274
                                                            --------------
MISCELLANEOUS MATERIALS & COMMODITIES
  Charoen Pokphand Indonesia (Foreign)             87,694              117
                                                            --------------
TELECOMMUNICATIONS
  Telekomunikasi (Foreign)                      4,114,500            6,376
                                                            --------------
TOBACCO
  Gudang Garam (Foreign)                          841,000            3,168
  HM Sampoerna (Foreign)                          233,000            2,267
                                                            --------------
                                                                     5,435
                                                            --------------
                                                                    16,331
                                                            --------------
---------------------------------------------------------
------------
ISRAEL (3.0%)
AEROSPACE & MILITARY TECHNOLOGY
  Elbit Ltd.                                       37,909            1,572
                                                            --------------
BANKING
  First International Bank of Israel               10,321            1,090
                                                            --------------
---------------------------------------------------------
------------
                                                                     VALUE
                                                   SHARES            (000)

---------------------------------------------------------
------------
ELECTRICAL & ELECTRONICS
  Scitex Ltd.                                      55,467   U.S.$      686
                                                            --------------
FOOD & HOUSEHOLD PRODUCTS
  Blue Square-Israel Ltd.                          87,700            1,294
  Osem Investment Ltd.                            154,176              898
  Super Sol Ltd.                                   88,993            2,031
                                                            --------------
                                                                     4,223
                                                            --------------
HEALTH & PERSONAL CARE
  Teva Pharmaceutical Industries Ltd.
   ADR                                             20,000              928
                                                            --------------
MULTI-INDUSTRY
  Koor Industries Ltd.                             19,850            1,762
  Pec Israel Economic Corp.                        43,870              751
                                                            --------------
                                                                     2,513
                                                            --------------
REAL ESTATE
  Israel Land Development                         157,600              437
                                                            --------------
                                                                    11,449
                                                            --------------
---------------------------------------------------------
------------
KOREA (5.0%)
APPLIANCES & HOUSEHOLD DURABLES
  Samsung Electronics Co. (Foreign)                27,671            2,171
  Samsung Electronics Co. GDR                         990               49
  Samsung Electronics Co. -- New                    2,000              102
  Samsung Electronics Co. RFD (Foreign)
   (Bonus Issue)                                    8,080              634
                                                            --------------
                                                                     2,956
                                                            --------------
BANKING
  Cho Hung Bank Co. Ltd (Foreign)                  17,500              197
  Housing & Commercial Bank, Korea                 97,380            2,460
  Kookmin Bank GDR                                 72,000            1,764
  Korea Exchange Bank                              53,700              618
  Shinhan Bank Co. Ltd. (Foreign)                  76,710            1,773
                                                            --------------
                                                                     6,812
                                                            --------------
BEVERAGES
  Chosun Brewery Co. Ltd. (Foreign)                 8,410              277
                                                            --------------
CHEMICALS
  Hanwha Chemical Corp.                            68,100              620
                                                            --------------
CONSTRUCTION & HOUSING
  Hyundai Engineering & Construction Co.
   (Foreign)                                        7,700              237
                                                            --------------
ENERGY EQUIPMENT & SERVICES
  Yukong Ltd. (Rights)                                564                4
                                                            --------------
ENERGY SOURCES
  Ssangyong Oil Refining Co. Ltd.                  52,740            1,213
                                                            --------------
METALS -- STEEL
  Pohang Iron & Steel (Foreign)                     7,870              563
                                                            --------------
---------------------------------------------------------
------------

                                                                     VALUE
                                                   SHARES            (000)
---------------------------------------------------------
------------
KOREA (CONTINUED)
TELECOMMUNICATIONS
  Korea Mobile Telecom ADR                         59,000   U.S.$      892
  Korea Mobile Telecom (Foreign)                      660              730
  LG Information & Communication Ltd.              23,200            2,851
                                                            --------------
                                                                     4,473
                                                            --------------
UTILITIES -- ELECTRICAL & GAS
  Korea Electric Power (Foreign)                   49,300            1,629
                                                            --------------
                                                                    18,784
                                                            --------------
---------------------------------------------------------
------------
MAURITIUS (0.8%)
BANKING
  State Bank of Mauritius                       6,880,000            2,837
                                                            --------------
---------------------------------------------------------
------------
MEXICO (10.5%)
BANKING
  G. Banacci 'B'                                1,040,565            2,250
  G. Banacci 'L'                                  805,847            1,647
  G. Bancomer 'B'                               1,013,690              495
  G. Bancomer 'B' ADR                             597,883            5,904
                                                            --------------
                                                                    10,296
                                                            --------------
BEVERAGES
  FEMSA 'B'                                     2,007,775            6,127
  Panamerican Beverages, Inc. 'A'                  18,992              781
                                                            --------------
                                                                     6,908
                                                            --------------
BROADCASTING & PUBLISHING
  G. Televisa ADR                                 196,432            5,672
                                                            --------------
BUILDING MATERIALS & COMPONENTS
  Apasco                                          222,558            1,532
  Cemex CPO 'A'                                 1,005,155            3,761
  Cemex CPO ADR                                   268,302            2,029
                                                            --------------
                                                                     7,322
                                                            --------------
CONSTRUCTION & HOUSING
  Empresas ICA Sociedad Controladora
   S.A. ADS                                        64,389              982
                                                            --------------
FOOD & HOUSEHOLD PRODUCTS
  Gruma S.A. 'B'                                   87,694              548
  Maseca 'B2'                                     562,675              717
                                                            --------------
                                                                     1,265
                                                            --------------
INSURANCE
  Invercorp. ADR                                   93,690               24
                                                            --------------
MERCHANDISING
  Cifra 'B'                                       381,300              551
  Cifra S.A. de C.V. 'C'                        1,034,064            1,487
                                                            --------------
                                                                     2,038
                                                            --------------
MULTI-INDUSTRY
  Desc S.A. de C.V.                                60,490            1,346
  G. Carso 'A1'                                   124,050              571
  G. Carso ADR                                     93,690              874
  G. Sidek 'A'                                      1,000               --
                                                            --------------
                                                                     2,791
                                                            --------------
---------------------------------------------------------
------------
                                                                     VALUE
                                                   SHARES            (000)

---------------------------------------------------------
------------
TELECOMMUNICATIONS
  Telmex 'L' ADR                                   83,305   U.S.$    2,676
                                                            --------------
                                                                    39,974
                                                            --------------
---------------------------------------------------------
------------
MOROCCO (0.6%)
BANKING
  Wafabank                                         20,000            1,152
                                                            --------------
MULTI-INDUSTRY
  Groupe Ona                                       21,400            1,098
                                                            --------------
                                                                     2,250
                                                            --------------
---------------------------------------------------------
------------
PAKISTAN (2.6%)
BUILDING MATERIALS & COMPONENTS
  Cherat Cement Ltd.                               21,056               11
  D.G. Khan Cement Ltd.                           684,500              171
                                                            --------------
                                                                       182
                                                            --------------
CHEMICALS
  Fauji Fertilizer Co. Ltd.                     1,315,700            2,458
                                                            --------------
ENERGY SOURCES
  Pakistan State Oil Co. Ltd.                     148,200            1,332
                                                            --------------
FOOD & HOUSEHOLD PRODUCTS
  Industrial Fruit Products                           100               --
                                                            --------------
INSURANCE
  Adamjee Insurance Co. Ltd.                       14,855               34
                                                            --------------
TELECOMMUNICATIONS
  Pakistan Telecommunications                      49,630            4,495
  Pakistan Telecommunications GDR                   4,500              394
                                                            --------------
                                                                     4,889
                                                            --------------
TEXTILES & APPAREL
  Crescent Textile Mills Ltd.                       2,770                1
  Nishat Mills Ltd.                               471,926              134
                                                            --------------
                                                                       135
                                                            --------------
UTILITIES -- ELECTRICAL & GAS
  Karachi Electric Supply Corp.                   554,400              317
  Sui Northern Gas Co.                            337,000              340
                                                            --------------
                                                                       657
                                                            --------------
                                                                     9,687
                                                            --------------
---------------------------------------------------------
------------
PERU (0.6%)
TELECOMMUNICATIONS
  Telefonica del Peru ADR                         103,060            2,357
                                                            --------------
---------------------------------------------------------
------------
PHILIPPINES (3.4%)
CONSTRUCTION & HOUSING
  DMCI Holdings, Inc.                           1,918,400            1,426
                                                            --------------
ENERGY SOURCES
  Petron Corp.                                  3,592,581            1,301
                                                            --------------
---------------------------------------------------------
------------

                                                                     VALUE
                                                   SHARES            (000)
---------------------------------------------------------
------------
PHILIPPINES (CONTINUED)
MULTI-INDUSTRY
  JG Summit Holdings 'B'                        6,477,600   U.S.$    2,049
                                                            --------------
REAL ESTATE
  Ayala Land, Inc. 'B'                            984,571            1,201
  C&P Homes, Inc.                               1,045,500              708
  SM Prime Holdings, Inc.                       6,564,480            1,526
                                                            --------------
                                                                     3,435
                                                            --------------
TELECOMMUNICATIONS
  Philippine Long Distance Telephone 'B'           39,180            2,434
                                                            --------------
UTILITIES -- ELECTRICAL & GAS
  Manila Electric Co. 'B'                         288,164            2,131
                                                            --------------
                                                                    12,776
                                                            --------------
---------------------------------------------------------
------------
POLAND (1.4%)
AUTOMOBILES
  Debica                                            9,700              207
                                                            --------------
BEVERAGES
  Zwyeic                                            4,500              267
                                                            --------------
CHEMICALS
  Eastbridge                                       33,600            2,259
                                                            --------------
CONSTRUCTION & HOUSING
  Mostostal Exports S.A.                          246,000              700
  Mostostal Exports S.A. (Rights)                 246,000               13
  Polifarb Wroclaw S.A.                            24,000              121
                                                            --------------
                                                                       834
                                                            --------------
FINANCIAL SERVICES
  Bank Rozwoju Eksportu                             4,550              156
                                                            --------------
MULTI-INDUSTRY
  Elektrim                                        116,500            1,140
  International UNP Holdings Ltd.               2,280,000              603
                                                            --------------
                                                                     1,743
                                                            --------------
                                                                     5,466
                                                            --------------
---------------------------------------------------------
------------
RUSSIA (5.6%)
BROADCASTING & PUBLISHING
  Storyfirst Communications 'C'
   (Preferred)                                        270              180
  Storyfirst Communications 'D'
   (Preferred)                                        720              540
  Storyfirst Communications 'E'
   (Preferred)                                        780              780
  Storyfirst Communications 'F'
   (Preferred)                                        139              348
                                                            --------------
                                                                     1,848
                                                            --------------
ENERGY SOURCES
  Irkutskenergo                                11,460,000            1,146
  LUKoil Holdings                                 180,900            1,659
  LUKoil Holdings 144A                             27,065              988
  Moscow Energy                                 4,225,000            3,777
  Unified Energy System                        26,935,000            1,993
                                                            --------------
                                                                     9,563
                                                            --------------
FOREST PRODUCTS & PAPER
  Alliance Cellulose 'B'                          156,075            2,931
                                                            --------------
---------------------------------------------------------
------------
                                                                     VALUE
                                                   SHARES            (000)

---------------------------------------------------------
------------
TELECOMMUNICATIONS
  Global Telesystems Group                        214,285   U.S.$    2,893
  Rostelecom                                      953,500            2,288
  Russian Telecom Development Corp.               176,000            1,760
                                                            --------------
                                                                     6,941
                                                            --------------
                                                                    21,283
                                                            --------------
---------------------------------------------------------
------------
SINGAPORE (0.3%)
FOOD & HOUSEHOLD PRODUCTS
  Want Want Holdings                              492,000            1,171
                                                            --------------
---------------------------------------------------------
------------
SOUTH AFRICA (4.3%)
CHEMICALS
  SASOL Ltd.                                      453,588            5,349
                                                            --------------
FINANCIAL SERVICES
  Amalgamated Banks of South Africa               108,844              587
                                                            --------------
FOOD & HOUSEHOLD PRODUCTS
  Bidvest Group Ltd.                              243,100            1,350
                                                            --------------
MERCHANDISING
  Metro Cash and Carry Ltd.                       421,000            1,439
                                                            --------------
MULTI-INDUSTRY
  Anglo American Industrial Corp.                  38,850            1,370
  Barlow Ltd.                                     333,500            3,235
  Gencor Ltd.                                     268,000              957
  @Morgan Stanley Africa Investment Fund          141,445            1,821
                                                            --------------
                                                                     7,383
                                                            --------------
                                                                    16,108
                                                            --------------
---------------------------------------------------------
------------
TAIWAN (6.3%)
BANKING
  Hua Nan Commercial Bank                         805,000            3,940
                                                            --------------
CHEMICALS
  Formosa Plastics Corp.                          623,000            1,383
                                                            --------------
CONSTRUCTION & HOUSING
  Pacific Construction                          1,041,000              981
                                                            --------------
ELECTRONIC COMPONENTS & INSTRUMENTS
  Acer, Inc.                                    1,148,000            1,730
  Siliconware Precision Industries Co.          1,528,000            2,435
  Taiwan Semiconductor Co.                        487,800              950
                                                            --------------
                                                                     5,115
                                                            --------------
INSURANCE
  Cathay Life Insurance Co. Ltd.                  808,900            5,181
                                                            --------------
METALS -- STEEL
  China Steel Corp.                             4,891,000            4,556
                                                            --------------
TRANSPORTATION -- SHIPPING
  Yang Ming Marine Transport                    2,134,000            2,819
                                                            --------------
                                                                    23,975
                                                            --------------
---------------------------------------------------------
------------

                                                                     VALUE
                                                   SHARES            (000)
---------------------------------------------------------
------------
THAILAND (5.6%)
BANKING
  Bangkok Bank Ltd. (Foreign)                     373,200   U.S.$    4,873
  Siam Commercial Bank Co. Ltd.
   (Foreign)                                      320,500            3,883
  Thai Farmers Bank Ltd. (Foreign)                301,460            3,178
  Thai Farmers Bank Ltd. (Warrants),
   expiring 9/15/02                                36,220               97
                                                            --------------
                                                                    12,031
                                                            --------------
ELECTRICAL & ELECTRONICS
  Shinawatra Computer Co. Ltd.                     31,200              535
  Shinawatra Computer Co. Ltd. (Foreign)          138,200            2,370
                                                            --------------
                                                                     2,905
                                                            --------------
FINANCIAL SERVICES
  Finance One Co. Ltd. (Foreign)                  305,500            3,572
  National Finance & Securities Co. Ltd.
   (Foreign)                                      157,100              538
                                                            --------------
                                                                     4,110
                                                            --------------
TELECOMMUNICATIONS
  Advanced Information Services Co. Ltd.           41,400              537
  Advanced Information Services Co. Ltd.
   (Foreign)                                      127,000            1,648
                                                            --------------
                                                                     2,185
                                                            --------------
                                                                    21,231
                                                            --------------
---------------------------------------------------------
------------
TURKEY (3.4%)
AUTOMOBILES
  Tofas Turk Otomobil Fabrikasi                14,507,500              505
                                                            --------------
BANKING
  Turkiye Garanti Bankasi                      10,017,000              452
  Yapi Ve Kredi Bankasi AS                     29,176,000              729
                                                            --------------
                                                                     1,181
                                                            --------------
BEVERAGES
  Ege Biracilik Ve Malt Sanayii                11,055,380            3,245
  Erciyas Biracilik Ve Malt Sanayii             1,582,000              817
  Guney Biracilik Ve Malt Sanayii               1,046,000              188
                                                            --------------
                                                                     4,250
                                                            --------------
BROADCASTING & PUBLISHING
  Sabah Yayincilik AS                          30,998,000              472
                                                            --------------
BUILDING MATERIALS & COMPONENTS
  Borusan Birmesik                              5,757,000              419
  Trakya Cam Sanayii AS                         9,164,000              578
                                                            --------------
                                                                       997
                                                            --------------
---------------------------------------------------------
------------
                                                                     VALUE
                                                   SHARES            (000)

---------------------------------------------------------
------------
CHEMICALS
  Bagfas Bandirma Gubre Fabrikalari AS            771,000   U.S.$      149
                                                            --------------
FOOD & HOUSEHOLD PRODUCTS
  Migros Turk TAS                               1,400,000            1,248
  Tat Konserve Sanayii AS                       4,336,999              613
                                                            --------------
                                                                     1,861
                                                            --------------
HEALTH & PERSONAL CARE
  Efes Sinai Yatirim                           30,236,087              756
  Efes Sinai Yatirim (Rights)                  30,236,087               --
                                                            --------------
                                                                       756
                                                            --------------
METALS -- STEEL
  Eregli Demir Ve Celik Fabrikalari TAS        18,150,000            1,953
                                                            --------------
TEXTILES & APPAREL
  Aksa Akrilik Kimya Sanayii AS                   778,290              157
  Aksa Akrilik Kimya Sanayii AS -- New          1,953,863              393
  Bossa Ticaret Sanayii Isletme                 4,315,000              361
                                                            --------------
                                                                       911
                                                            --------------
                                                                    13,035
                                                            --------------
---------------------------------------------------------
------------
UNITED KINGDOM (0.2%)
MULTI-INDUSTRY
  Lonrho plc                                      320,907              854
                                                            --------------
---------------------------------------------------------
------------
ZIMBABWE (1.1%)
MULTI-INDUSTRY
  Trans Zambezi Industries Ltd.                 1,800,000            4,320
                                                            --------------
---------------------------------------------------------
------------
TOTAL COMMON STOCKS
  (Cost U.S. $340,739)                                             366,163
                                                            --------------
---------------------------------------------------------
------------
                                                     FACE
                                                   AMOUNT
                                                    (000)
---------------------------------------------------------
------------
DEBT INSTRUMENTS (0.7%)
---------------------------------------------------------
------------
INDIA (0.7%)
CHEMICALS
  Supreme Petrochem Ltd. 15.00%, 4/22/02       INR    600              210
                                                            --------------
MACHINERY & ENGINEERING
  Bharat Forge Co. Ltd. 14.50%, 4/18/02                14               16
                                                            --------------
METALS -- STEEL
  Shri Ishar Alloy Steels Ltd. 15.00%,
   4/21/02                                            581              245
                                                            --------------
---------------------------------------------------------
------------

                                                     FACE
                                                   AMOUNT            VALUE
                                                    (000)            (000)
---------------------------------------------------------
------------
INDIA (CONTINUED)
MULTI-INDUSTRY
  DCM Shriram Industries Ltd. 16.50%,
   3/2/02                                      INR    335   U.S.$      517
  DCM Shriram Industries (Convertible)
   Ltd. 15.00%, 3/2/02                                330              386
  Raymond Ltd. 16.00%, 1/5/02                         124              308
  Somani Pilkington Ltd. 15.00%, 1/4/02               207              969
                                                            --------------
                                                                     2,180
                                                            --------------
                                                                     2,651
                                                            --------------
---------------------------------------------------------
------------
POLAND (0.0%)
BRADY BOND
  Polish People's Republic Past Due
   Interest Bond 3.75%, 10/27/14          U.S.$        28               22
                                                            --------------
---------------------------------------------------------
------------
TOTAL DEBT INSTRUMENTS
  (Cost U.S. $3,359)                                                 2,673
                                                            --------------
---------------------------------------------------------
------------
SHORT-TERM INVESTMENT (2.8%)
---------------------------------------------------------
------------
UNITED STATES (2.8%)
REPURCHASE AGREEMENT
  Chase Securities, Inc. 5.40%, dated
   9/30/96, due 10/1/96, to be
   repurchased at U.S. $10,580,
   collateralized by U.S. $7,780 United
   States Treasury Notes 10.625%, due
   8/15/15, valued at U.S. $10,707 (Cost
   $10,578)                                        10,578           10,578
                                                            --------------
---------------------------------------------------------
------------
FOREIGN CURRENCY ON DEPOSIT WITH CUSTODIAN (1.0%)
  Argentine Peso                               ARP      6                6
  Brazilian Real                               BRC    217              212
  Colombian Peso                               COP 13,236               13
  Egyptian Pound                               EGP     33               10
  Greek Drachma                                GRD  1,244                5
  Hong Kong Dollar                              HKD   413               53
  Indian Rupee                                INR  16,631              466
  Indonesian Rupiah                            IDR    190               --
  Israeli Shekels                             ISS      82               26
  Korean Won                                   KRW 40,968               49
  Mexican Peso                                  MXP     1               --
  Pakistani Rupee                              PKR     26                1
  Peruvian New Sol                            PSS       1                1
  Philippine Peso                              PHP    283               11
  Polish Zloty                                 PLZ     43               15
  South African Rand                           ZAR    571              126
  Taiwan Dollar                                TWD 81,534            2,967
                                                            --------------
  (Cost U.S. $4,014)                                                 3,961
                                                            --------------

---------------------------------------------------------
------------

                                                   AMOUNT           AMOUNT
                                                    (000)            (000)
---------------------------------------------------------
------------
TOTAL INVESTMENTS (100.9%)
  (Cost U.S. $358,690)                                      U.S.$  383,375
                                                            --------------
---------------------------------------------------------
------------
OTHER ASSETS AND LIABILITIES (-0.9%)
  Other Assets                            U.S.$    15,261
  Liabilities                                     (18,763)          (3,502)
                                          ---------------   --------------
---------------------------------------------------------
------------
NET ASSETS (100%)
  Applicable to 22,794,370 issued and outstanding U.S.
   $0.01 par value shares (100,000,000 shares authorized)   U.S.$  379,873
                                                            --------------
                                                            --------------
---------------------------------------------------------
------------
NET ASSET VALUE PER SHARE                                   U.S.$    16.67
                                                            --------------
                                                            --------------

---------------------------------------------------------
------------
ADR -- American Depositary Receipt.

ADS -- American Depositary Shares.

GDR -- Global Depositary Receipt.

GDS -- Global Depositary Shares.

RFD -- Ranked for Dividend.

@ -- The Fund is advised by an affiliate.

NOTE: Prior governmental approval for foreign investments may be required under certain circumstances in some markets, and foreign ownership limitations may also be imposed by the charters of individual companies in such markets. As a result, an additional class of shares designated as "foreign" may be created and offered for investment. The "local" and "foreign" shares' market values may vary.